Schedule of Investments (unaudited)	iShares® Self-Driving EV and Tech ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Allkem Ltd. (a)	179,807	$1,498,550
Novonix Ltd. (a)	109,624	388,400
		1,886,950
Austria — 0.2%
ams-OSRAM AG(a)	87,946	1,075,858

Belgium — 0.9%
Solvay SA	21,540	2,025,562
Umicore SA	58,211	2,237,832
		4,263,394
Canada — 1.3%
ElectraMeccanica Vehicles Corp. (a)	29,799	52,148
Linamar Corp.	14,685	581,616
Lion Electric Co. (The)(a)(b)	33,171	202,675
Magna International Inc.	86,154	5,192,109
Martinrea International Inc.	37,675	224,938
		6,253,486
China — 4.8%
BOE Varitronix Ltd., Class A	237,000	268,528
BYD Co. Ltd., Class H	266,000	7,741,058
Ganfeng Lithium Co. Ltd., Class H(c)	92,400	1,105,955
Li Auto Inc. (a)	381,600	4,459,815
NIO Inc., ADR(a)(b)	422,003	7,047,450
XPeng Inc. (a)	242,900	3,018,224
		23,641,030
France — 0.4%
Cie. Plastic Omnium SA.	15,928	261,458
Faurecia SE	37,302	810,870
Valeo	59,625	1,084,049
		2,156,377
Germany — 7.9%
Bayerische Motoren Werke AG	98,967	8,082,216
Continental AG(a)	32,176	2,205,379
Hella GmbH & Co. KGaA	14,887	939,852
Infineon Technologies AG	349,923	9,931,939
Mercedes-Benz Group AG	245,712	17,150,984
Vitesco Technologies Group AG(a)	10,689	429,564
		38,739,934
India — 0.5%
Amara Raja Batteries Ltd.	24,308	178,870
Bosch Ltd.	2,586	487,366
Exide Industries Ltd.	121,222	240,770
Mahindra CIE Automotive Ltd.	28,952	83,778
Motherson Sumi Systems Ltd.	474,419	847,410
Sona Blw Precision Forgings Ltd. (c)	48,811	400,966
Sundram Fasteners Ltd.	26,595	278,004
Suprajit Engineering Ltd.	20,577	95,466
		2,612,630
Japan — 11.6%
Aisin Corp.	39,600	1,150,402
Alps Alpine Co. Ltd.	49,900	441,746
Denso Corp.	119,300	7,270,769
Exedy Corp.	11,300	134,562
FCC Co. Ltd.	12,000	119,867
GS Yuasa Corp.	16,900	293,052
Honda Motor Co. Ltd.	428,500	11,271,071
Koito Manufacturing Co. Ltd.	30,700	1,126,522
Security	Shares	Value
Japan (continued)
Musashi Seimitsu Industry Co. Ltd.	19,900	$202,235
Nissan Motor Co. Ltd. (a)	672,600	2,692,785
Nissha Co. Ltd.	9,900	104,488
Renesas Electronics Corp. (a)	336,000	3,587,795
Subaru Corp.	167,100	2,535,692
Tokai Rika Co. Ltd.	17,500	184,383
Toyoda Gosei Co. Ltd.	18,600	270,853
Toyota Boshoku Corp.	24,200	385,686
Toyota Motor Corp.	1,441,500	24,698,237
TS Tech Co. Ltd.	28,400	296,372
Yokowo Co. Ltd.	4,600	90,269
		56,856,786
Netherlands — 2.8%
NXP Semiconductors NV	80,519	13,760,697
Sono Group NV(a)	6,902	27,263
Yandex NV, Class A(a)(d)	94,146	942
		13,788,902
Singapore — 1.5%
STMicroelectronics NV	202,730	7,490,298
South Korea — 7.8%
Hanon Systems	57,598	515,441
Hyundai Mobis Co. Ltd.	19,815	3,223,645
Hyundai Wia Corp.	6,899	352,226
Iljin Materials Co. Ltd.	8,406	576,030
KCC Corp.	2,175	579,885
LG Chem Ltd.	11,175	4,576,888
Samsung Electronics Co. Ltd.	389,542	20,760,074
Samsung SDI Co. Ltd.	15,255	7,266,785
Sebang Global Battery Co. Ltd.	1,699	101,326
SL Corp.	6,031	126,773
SNT Motiv Co. Ltd.	3,445	129,680
SOLUM Co. Ltd. (a)	20,025	387,855
		38,596,608
Spain — 0.1%
Cie. Automotive SA	13,039	284,274
Sweden — 2.9%
Hexagon AB, Class B	622,845	8,036,520
Smart Eye AB(a)	10,803	98,960
Volvo AB, Class B	368,486	5,878,615
		14,014,095
Switzerland — 3.2%
ABB Ltd., Registered	523,759	15,713,786
Autoneum Holding AG	2,055	243,083
		15,956,869
Taiwan — 1.4%
Delta Electronics Inc.	556,000	4,641,258
Himax Technologies Inc., ADR	80,162	720,656
Innolux Corp.	2,795,000	1,272,744
International CSRC Investment Holdings Co.	337,430	264,683
Via Technologies Inc.	54,000	87,777
		6,987,118
United Kingdom — 0.1%
TI Fluid Systems PLC(c)	161,088	327,363
United States — 48.9%
Adient PLC(a)	31,962	1,091,183
Albemarle Corp.	36,204	6,981,217

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Alphabet Inc., Class A(a)	9,444	$21,553,002
Altra Industrial Motion Corp.	19,257	751,022
Ambarella Inc. (a)	10,352	849,692
Apple Inc.	165,410	26,076,887
Aptiv PLC(a)	70,171	7,466,194
Autoliv Inc.	28,214	2,078,808
BorgWarner Inc.	75,533	2,781,880
Canoo Inc. (a)(b)	59,539	285,787
Cooper-Standard Holdings Inc. (a)	4,982	22,967
CTS Corp.	8,807	311,504
Dana Inc.	52,253	773,867
Diodes Inc. (a)	12,726	929,380
Eaton Corp. PLC	120,858	17,526,827
Faraday Future Intelligent Electric Inc. (a)(b)	63,205	163,069
Fisker Inc. (a)(b)	60,827	611,920
Ford Motor Co.	1,180,477	16,715,554
Garmin Ltd.	45,488	4,991,853
General Motors Co. (a)	382,993	14,519,265
Gentex Corp.	76,258	2,238,172
Gentherm Inc. (a)	12,205	822,861
Holley Inc. (a)	19,174	202,094
II-VI Inc. (a)(b)	31,263	1,913,608
indie Semiconductor Inc., Class A(a)	13,756	94,916
Intel Corp.	537,750	23,440,523
Lear Corp.	18,914	2,419,857
Lordstown Motors Corp., Class A(a)(b)	90,745	197,824
Lucid Group Inc. (a)(b)	154,652	2,796,108
Luminar Technologies Inc. (a)(b)	74,937	926,971
Methode Electronics Inc.	10,286	458,858
Microvast Holdings Inc. (a)	38,778	192,339
NVIDIA Corp.	85,806	15,914,439
ON Semiconductor Corp. (a)(b)	131,963	6,876,592
QUALCOMM Inc.	150,046	20,959,926
Rivian Automotive Inc., Class A(a)(b)	138,975	4,202,604
Romeo Power Inc. (a)	29,282	32,210
Sensata Technologies Holding PLC(a)	48,406	2,198,117
Standard Motor Products Inc.	5,766	246,093
Stoneridge Inc. (a)	16,022	315,794
Synaptics Inc. (a)	11,564	1,716,560
Tenneco Inc., Class A(a)	33,384	573,203
Tesla Inc. (a)	26,209	22,821,749
Universal Display Corp.	12,895	1,647,078
Visteon Corp. (a)	9,870	1,033,488
		240,723,862
Total Common Stocks — 96.7%
(Cost: $545,070,017)		475,655,834
Security	Shares	Value

Preferred Stocks

Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	35,110	$2,606,200
Germany — 2.3%
Porsche Automobil Holding SE, Preference Shares, NVS	48,870	4,030,792
Volkswagen AG, Preference Shares, NVS	47,863	7,412,371
		11,443,163
Total Preferred Stocks — 2.8%
(Cost: $15,239,707)		14,049,363

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	14,118,547	14,118,547
Total Short-Term Investments — 2.9%
(Cost: $14,116,987)		14,118,547
Total Investments in Securities — 102.4%
(Cost: $574,426,711)		503,823,744
Other Assets, Less Liabilities — (2.4)%		(11,866,969)
Net Assets — 100.0%		$491,956,775

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF

April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$216,037	$13,905,002	(a)	$—		$(4,052)	$1,560	$14,118,547	14,118,547	$208,931	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	220,000	—		(220,000	)(a)	—	—	—	—	313		—
						$(4,052)	$1,560	$14,118,547		$209,244		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	31	06/17/22	$1,206	$(44,378)
S&P 500 E-Mini Index	4	06/17/22	826	(52,771)
				$(97,149)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF

April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$268,533,412	$207,121,480	$942	$475,655,834
Preferred Stocks	2,606,200	11,443,163	—	14,049,363
Money Market Funds	14,118,547	—	—	14,118,547
	$285,258,159	$218,564,643	$942	$503,823,744
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(52,771)	$(44,378)	$—	$(97,149)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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